UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02671

Deutsche Municipal Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 5/31

Date of reporting period: 8/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2015 (Unaudited)

Deutsche Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 95.7%
Alabama 0.7%
Alabama, State Public School & College Authority, Capital Improvement, Prerefunded, 5.0%, 12/1/2023	35,000,000	38,349,150
Alaska 0.2%
Alaska, State Industrial Development & Export Authority Revenue, Providence Health Services, Series A, 5.5%, 10/1/2041	11,000,000	12,518,440
Arizona 1.5%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032, GTY: Citibank NA	1,600,000	1,768,352
5.0%, 12/1/2037, GTY: Citibank NA	8,405,000	9,127,914
Arizona, State Health Facilities Authority Revenue, Banner Health System, Series D, 5.375%, 1/1/2032	12,000,000	12,771,240
Arizona, Water Infrastructure Finance Authority Revenue, Water Quality, Series A, Prerefunded, 5.0%, 10/1/2030	6,250,000	7,353,500
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Series A, 5.0%, 7/1/2040	22,775,000	24,846,842
Series A, 5.25%, 7/1/2033	20,885,000	23,362,796
		79,230,644
California 16.7%
Banning, CA, Water & Sewer Revenue, 1989 Water System Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	370,000	406,645
Banning, CA, Water & Sewer Revenue, Water System Reference & Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	210,000	235,918
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, Prerefunded, 5.5%, 4/1/2043	13,000,000	14,576,900
Series F-1, Prerefunded, 5.625%, 4/1/2044	11,500,000	13,391,865
California, Educational Facilities Authority Revenue, University of Southern California, Series A, 5.0%, 10/1/2038	6,925,000	7,668,606
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, 5.0%, 6/1/2040	11,765,000	13,037,149
California, Health Facilities Financing Authority Revenue, Adventist Health System, Series A, 5.75%, 9/1/2039	5,000,000	5,698,750
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West:
Series A, 6.0%, 7/1/2034	10,000,000	11,448,700
Series A, 6.0%, 7/1/2039	7,500,000	8,574,600
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	15,315,000	20,945,560
California, State General Obligation:
5.0%, 2/1/2032	35,000,000	39,492,950
5.0%, 9/1/2032	10,000,000	10,389,900
5.0%, 2/1/2033	8,000,000	9,001,920
5.0%, 8/1/2034 (a)	11,790,000	13,591,630
5.0%, 8/1/2035 (a)	13,210,000	15,204,446
5.0%, 2/1/2043	20,000,000	22,303,600
5.0%, 5/1/2044	11,200,000	12,525,968
5.25%, 4/1/2035	15,340,000	17,565,067
6.0%, 4/1/2038	22,915,000	26,708,578
6.25%, 11/1/2034	20,655,000	24,834,746
California, State General Obligation, Various Purposes:
5.0%, 6/1/2023, INS: AGMC	25,000,000	26,874,250
5.25%, 9/1/2026	18,765,000	22,220,387
5.25%, 9/1/2030	5,000,000	5,791,900
5.25%, 10/1/2032	25,000,000	28,918,000
6.0%, 11/1/2039	50,000,000	59,522,500
6.5%, 4/1/2033	58,440,000	69,248,478
California, State Public Works Board, Lease Revenue, Series A, 5.0%, 9/1/2039	25,000,000	28,099,750
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034	10,000,000	12,000,500
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.125%, 4/1/2029	2,000,000	2,331,820
California, State University Revenue:
Series A, 5.0%, 11/1/2038	7,410,000	8,552,474
Series A, 5.25%, 11/1/2038	10,000,000	11,304,900
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Kaiser Foundation, Series A, 5.0%, 4/1/2042	5,295,000	5,812,110
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series A, Prerefunded, 5.0%, 6/1/2037, INS: AMBAC	13,085,000	14,109,163
Foothill, CA, Eastern Corridor Agency, Toll Road Revenue:
Series A, ETM, Zero Coupon, 1/1/2017	5,000,000	4,971,100
Series A, ETM, Zero Coupon, 1/1/2018	21,890,000	21,478,468
Los Angeles, CA, Community College District, Election of 2008, Series C, 5.25%, 8/1/2039	12,000,000	13,951,200
Los Angeles, CA, Department of Airports Revenue, Series A, 5.25%, 5/15/2039	5,000,000	5,614,250
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2040	25,000,000	28,195,250
Orange County, CA, Airport Revenue:
Series A, 5.25%, 7/1/2039	16,000,000	17,840,480
Series B, 5.25%, 7/1/2039	12,000,000	13,380,360
Sacramento, CA, Municipal Utility District, Electric Revenue:
Series U, 5.0%, 8/15/2026, INS: AGMC	10,455,000	11,655,129
Series U, 5.0%, 8/15/2028, INS: AGMC	8,175,000	9,093,216
San Diego County, CA, Regional Airport Authority Revenue:
Series A, 5.0%, 7/1/2034	7,000,000	7,854,630
Series B, AMT, 5.0%, 7/1/2043	12,500,000	13,551,500
San Diego, CA, Community College District General Obligation, Election of 2002, 5.25%, 8/1/2033	5,000,000	5,715,050
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	6,100,000	6,984,683
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series 32-G, 5.0%, 5/1/2026, INS: NATL	8,565,000	8,831,714
Series F, 5.0%, 5/1/2035	27,500,000	30,410,050
Series A, AMT, 5.0%, 5/1/2040	14,000,000	15,262,380
Series E, 6.0%, 5/1/2039	35,000,000	40,648,300
San Francisco, CA, City & County Certificates of Participation, Multiple Capital Improvement Projects, Series A, 5.25%, 4/1/2031	7,860,000	8,824,501
University of California, State Revenues, Series AL-1, 0.01% **, 5/15/2048	1,000,000	1,000,000
Walnut, CA, Energy Center Authority Revenue, Series A, 5.0%, 1/1/2040	10,000,000	11,058,000
		858,709,991
Colorado 5.4%
Colorado, E-470 Public Highway Authority Revenue:
Series B, Zero Coupon, 9/1/2016, INS: NATL	5,000,000	4,953,250
Series A-1, 5.5%, 9/1/2024, INS: NATL	4,000,000	4,000,000
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., Prerefunded, 5.0%, 12/1/2035	15,000,000	15,177,750
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038, GTY: Merrill Lynch & Co., Inc.	30,000,000	39,574,200
Colorado, State Building Excellent Schools Today, Certificates of Participation, Series G, 5.0%, 3/15/2032	8,630,000	9,777,100
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	16,250,000	19,016,075
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2015, INS: NATL	17,120,000	17,120,000
Series B, Zero Coupon, 9/1/2017, INS: NATL	8,000,000	7,785,760
Series B, Zero Coupon, 9/1/2018, INS: NATL	20,560,000	19,505,889
Series B, Zero Coupon, 9/1/2019, INS: NATL	36,500,000	33,735,855
Series B, Zero Coupon, 9/1/2020, INS: NATL	7,000,000	6,316,590
Denver City & County, CO, Airport Revenue:
Series A, AMT, 5.5%, 11/15/2028	15,000,000	17,421,900
Series A, AMT, 5.5%, 11/15/2029	14,705,000	17,001,774
Series A, AMT, 5.5%, 11/15/2030	15,080,000	17,365,072
Series A, AMT, 5.5%, 11/15/2031	5,000,000	5,722,950
University of Colorado, Enterprise Revenue, 5.25%, 6/1/2036	11,500,000	12,979,820
University of Colorado, Hospital Authority Revenue, Series A, 5.0%, 11/15/2042	26,010,000	28,207,325
		275,661,310
Connecticut 1.1%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	13,000,000	15,427,490
Connecticut, State Health & Educational Facilities Authority Revenue, Hartford Healthcare, Series A, 5.0%, 7/1/2041	20,000,000	21,662,800
Connecticut, State Health & Educational Facilities Authority Revenue, Stamford Hospital, Series J, 5.125%, 7/1/2035	18,000,000	19,597,680
		56,687,970
District of Columbia 1.5%
District of Columbia, General Obligation:
Series A, 5.0%, 6/1/2032	9,000,000	10,569,690
Series A, 5.0%, 6/1/2033	7,500,000	8,773,425
District of Columbia, Income Tax Secured Revenue, Series G, 5.0%, 12/1/2036	27,475,000	31,244,845
District of Columbia, National Public Radio Revenue, Series A, 5.0%, 4/1/2035	5,000,000	5,575,350
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 5.5%, 10/1/2023, INS: AGMC	5,000,000	6,002,850
Metropolitan Washington, DC, Airports Authority System Revenue:
Series A, AMT, 5.0%, 10/1/2030	7,750,000	8,757,112
Series A, AMT, 5.0%, 10/1/2044	3,890,000	4,236,249
		75,159,521
Florida 6.2%
Broward County, FL, Airport Systems Revenue, Series Q-1, 5.0%, 10/1/2037	39,000,000	42,949,140
Clearwater, FL, Water & Sewer Revenue, Series A, 5.25%, 12/1/2039	2,000,000	2,245,980
Florida, Jacksonville Electric Authority, Water & Sewer Revenue, Series A, 5.0%, 10/1/2032	5,000,000	5,693,350
Florida, Village Center Community Development District, Utility Revenue, ETM, 6.0%, 11/1/2018, INS: FGIC	1,025,000	1,112,207
Fort Pierce, FL, Utilities Authority Revenue, Series B, Zero Coupon, 10/1/2018, INS: AMBAC	2,000,000	1,878,100
Hillsborough County, FL, Industrial Development Authority Revenue, University Community Hospital, ETM, 6.5%, 8/15/2019, INS: NATL	825,000	931,145
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,941,853
Marco Island, FL, Utility Systems Revenue:
Series A, 5.0%, 10/1/2034	1,000,000	1,129,190
Series A, 5.0%, 10/1/2040	1,000,000	1,130,220
Melbourne, FL, Water & Sewer Revenue, ETM, Zero Coupon, 10/1/2016, INS: FGIC	1,350,000	1,344,735
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2031	3,495,000	3,880,533
Series B, 5.0%, 10/1/2035, INS: AGMC	15,000,000	16,828,050
Series A, 5.5%, 10/1/2041	30,000,000	33,836,100
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series C, AMT, 5.25%, 10/1/2022, INS: AGMC	20,000,000	21,721,600
Series A-1, 5.375%, 10/1/2035	1,000,000	1,143,470
Series A-1, 5.375%, 10/1/2041	19,290,000	21,899,165
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041	6,700,000	7,540,850
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2044	7,500,000	8,193,150
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2037	16,500,000	18,470,430
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2034	17,800,000	20,181,818
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project:
5.75%, 10/1/2043	2,880,000	3,166,819
Prerefunded, 5.75%, 10/1/2043	7,120,000	8,165,287
Orange County, FL, Health Facilities Authority Revenue:
Series 2006-A, 6.25%, 10/1/2016, INS: NATL	735,000	754,970
Series 2006-A, ETM, 6.25%, 10/1/2016, INS: NATL	70,000	72,354
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System:
Series B, 5.25%, 12/1/2029, INS: AGMC	6,500,000	7,167,225
Series A, 6.25%, 10/1/2018, INS: NATL	500,000	559,465
Series C, 6.25%, 10/1/2021, INS: NATL	6,000,000	6,870,000
Orange County, FL, Health Facilities Authority, Orlando Regional Facilities, Series A, ETM, 6.25%, 10/1/2016, INS: NATL	1,945,000	2,008,971
Orlando & Orange County, FL, Expressway Authority Revenue:
Series C, 5.0%, 7/1/2035	16,215,000	18,139,558
Series A, 5.0%, 7/1/2040	11,895,000	13,266,375
Port St. Lucie, FL, Utility System Revenue:
5.0%, 9/1/2035, INS: AGC	2,600,000	2,845,362
5.25%, 9/1/2035, INS: AGC	3,000,000	3,307,710
Sunrise, FL, Water & Sewer Revenue, Utility Systems, ETM, 5.5%, 10/1/2018, INS: AMBAC	10,355,000	11,252,468
Tallahassee, FL, Energy System Revenue, 5.5%, 10/1/2016, INS: AMBAC	1,005,000	1,061,129
Tampa, FL, Sports Authority Revenue, Sales Tax-Tampa Bay Arena Project, 5.75%, 10/1/2020, INS: NATL	2,075,000	2,285,862
Tampa-Hillsborough County, FL, Expressway Authority, Series A, 5.0%, 7/1/2037	24,430,000	26,904,026
		321,878,667
Georgia 5.5%
Atlanta, GA, Airport Revenue:
Series A, 5.0%, 1/1/2035	2,470,000	2,759,706
Series B, 5.0%, 1/1/2037	720,000	801,590
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue, 5.0%, 7/1/2039	5,000,000	5,582,150
Atlanta, GA, Water & Sewer Revenue, Series A, 5.5%, 11/1/2019, INS: NATL	13,000,000	15,207,010
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.25%, 11/1/2028	5,000,000	5,891,850
Series B, 5.375%, 11/1/2039, INS: AGMC	40,000,000	45,244,400
Burke County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp. Vogtle Project:
Series A, 5.3%, 1/1/2033, INS: AGMC	10,000,000	10,826,600
Series B, 5.5%, 1/1/2033	4,000,000	4,316,520
De Kalb County, GA, Water & Sewer Revenue:
Series A, 5.25%, 10/1/2032	2,180,000	2,542,752
Series A, 5.25%, 10/1/2033	3,635,000	4,240,882
Series A, 5.25%, 10/1/2036	11,115,000	12,938,194
Series A, 5.25%, 10/1/2041	29,000,000	33,278,370
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare:
Series A, 5.375%, 2/15/2040	8,225,000	9,012,379
Series A, 5.5%, 2/15/2045	20,000,000	22,009,200
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019, GTY: JPMorgan Chase & Co.	17,440,000	19,504,024
Series B, 5.0%, 3/15/2019, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,475,900
Series A, 5.0%, 3/15/2020, GTY: JPMorgan Chase & Co.	2,700,000	3,053,511
Series B, 5.0%, 3/15/2020, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,535,400
Series A, 5.0%, 3/15/2022, GTY: JPMorgan Chase & Co.	17,340,000	19,805,055
Series A, 5.5%, 9/15/2023, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,832,900
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	4,635,000	5,454,422
Series A, 5.5%, 9/15/2027, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,899,950
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,895,800
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, 6.5%, 8/1/2038, INS: AGC	18,700,000	20,976,164
Georgia, Municipal Electric Authority Power Revenue, Series W, 6.6%, 1/1/2018, INS: NATL	4,290,000	4,508,747
Georgia, State Municipal Electric Authority, Series GG, 5.0%, 1/1/2039	5,695,000	6,285,685
		282,879,161
Hawaii 0.7%
Hawaii, State Airports Systems Revenue, Series A, 5.0%, 7/1/2039	16,800,000	18,398,856
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	6,000,000	6,836,460
Honolulu City & County, HI, Wastewater Systems Revenue, Series A, 5.25%, 7/1/2036	10,285,000	11,626,164
		36,861,480
Idaho 0.2%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, 6.75%, 11/1/2037	10,060,000	11,485,502
Illinois 6.7%
Chicago, IL, Airport Revenue, O'Hare International Airport, Third Lien:
Series A, 5.75%, 1/1/2039	13,650,000	15,704,462
Series B, 6.0%, 1/1/2041	25,000,000	29,071,250
Chicago, IL, Core City General Obligation, Zero Coupon, 1/1/2017, INS: NATL	20,000,000	18,928,000
Chicago, IL, O'Hare International Airport Revenue, Series C, 6.5%, 1/1/2041	26,700,000	32,000,484
Chicago, IL, School District General Obligation Lease, Board of Education, Series A, 6.0%, 1/1/2016, INS: NATL	11,025,000	11,130,509
Chicago, IL, Water & Sewer Revenue, Zero Coupon, 11/1/2018, INS: AMBAC	5,165,000	4,863,467
Chicago, IL, Water Revenue, 5.0%, 11/1/2023, INS: AGMC	10,000,000	10,727,200
Cook County, IL, Catholic Theological Union Project Revenue, 0.02% **, 2/1/2035, LOC: U.S. Bank NA	8,980,000	8,980,000
Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	3,155,000	3,410,871
Illinois, Finance Authority Revenue, Advocate Health Care Network:
Series B, 5.375%, 4/1/2044	5,500,000	6,026,735
Series A, 5.5%, 4/1/2044	5,500,000	6,068,040
Series D, Prerefunded, 6.5%, 11/1/2038	4,085,000	4,775,283
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	8,000,000	8,579,920
Illinois, Finance Authority Revenue, Memorial Health Systems:
5.5%, 4/1/2034	12,100,000	13,340,855
5.5%, 4/1/2039	4,800,000	5,269,776
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series A, 5.5%, 7/1/2038	22,990,000	24,956,335
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place Expansion:
Series A, Zero Coupon, 6/15/2016, INS: NATL	7,035,000	6,972,107
Series A, ETM, Zero Coupon, 6/15/2016, INS: FGIC, NATL	2,965,000	2,959,485
Illinois, Metropolitan Pier & Exposition Authority, Special Assessment Revenue, Series A, Zero Coupon, 12/15/2018, INS: NATL	6,660,000	6,168,359
Illinois, Municipal Electric Agency Power Supply:
Series A, Prerefunded, 5.25%, 2/1/2023, INS: NATL	3,500,000	3,734,955
Series A, Prerefunded, 5.25%, 2/1/2024, INS: NATL	2,500,000	2,667,825
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	17,315,000	20,367,981
Illinois, Regional Transportation Authority:
Series B, 5.75%, 6/1/2033, INS: NATL	7,000,000	8,960,980
Series A, 6.7%, 11/1/2021, INS: NATL	19,735,000	22,614,336
Illinois, Sales & Special Tax Revenue, 6.25%, 12/15/2020, INS: AMBAC	5,070,000	5,602,958
Illinois, State Finance Authority Revenue, Ascension Health Credit Group, Series A, 5.0%, 11/15/2032	2,435,000	2,716,072
Illinois, State Finance Authority Revenue, Northwestern University, Series C, 0.01% **, 12/1/2034	11,000,000	11,000,000
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	13,155,000	14,101,108
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	12,000,000	13,439,520
Illinois, State General Obligation, 5.5%, 7/1/2038	3,205,000	3,405,697
Lake Cook Kane & McHenry Counties, IL, School District General Obligation, 6.3%, 12/1/2017, INS: AGMC	1,885,000	2,116,327
Springfield, IL, Water Revenue, 5.0%, 3/1/2037	5,000,000	5,493,600
Will County, IL, School District General Obligation, Community Unit School District No. 365-U, Series B, ETM, Zero Coupon, 11/1/2015, INS: AGMC	8,000,000	7,997,600
		344,152,097
Indiana 1.1%
Indiana, Electric Revenue, Municipal Power Agency, Series B, 5.5%, 1/1/2016, INS: NATL	630,000	640,622
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, Prerefunded, 6.75%, 3/1/2039	5,230,000	6,247,601
Indiana, Hospital & Healthcare Revenue, Health Facilities Financing Authority:
ETM, 6.0%, 7/1/2016, INS: NATL	1,935,000	2,021,826
ETM, 6.0%, 7/1/2017, INS: NATL	2,050,000	2,236,721
ETM, 6.0%, 7/1/2018, INS: NATL	2,175,000	2,460,320
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	17,395,000	18,623,435
Indiana, State Finance Authority Revenue, Stadium Project, Series A, 5.25%, 2/1/2031	2,595,000	3,036,695
Indiana, State Finance Authority, Wastewater Utility Revenue, First Lien, Series A, 5.25%, 10/1/2038	8,000,000	9,282,240
St. Joseph County, IN, Educational Facilities Revenue, Notre Dame du Lac Project, 5.0%, 3/1/2036	10,000,000	10,865,700
		55,415,160
Kansas 0.5%
Kansas, Pollution Control Revenue, Development Financing Authority, Series II, 5.5%, 11/1/2017	1,000,000	1,104,770
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health System:
Series A, 5.0%, 11/15/2032	13,000,000	14,492,920
Series A, 5.0%, 11/15/2034	4,965,000	5,506,582
Wichita, KS, Hospital Revenue, Facilities Improvement, Series III-A, Prerefunded, 5.0%, 11/15/2034	3,590,000	4,137,439
		25,241,711
Kentucky 1.1%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	11,000,000	12,579,380
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2038, INS: AGC	4,500,000	4,789,800
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	15,000,000	15,432,150
Louisville & Jefferson County, KY, Metropolitan Government Revenue, Catholic Health Initiatives, Series A, 5.0%, 12/1/2035	20,770,000	22,413,738
		55,215,068
Louisiana 0.6%
East Baton Rouge, LA, Sewer Commission Revenue, Series A, Prerefunded, 5.25%, 2/1/2039	10,000,000	11,391,800
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,392,250
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	12,000,000	12,395,880
		29,179,930
Maine 0.2%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.0%, 7/1/2040	9,650,000	10,543,301
Maryland 0.3%
Baltimore, MD, Project Revenue, Waste Water Projects, Series A, 5.0%, 7/1/2038	11,000,000	12,403,490
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, Prerefunded, 6.75%, 7/1/2039	3,400,000	4,125,492
		16,528,982
Massachusetts 3.3%
Massachusetts, Bay Transportation Authority Revenue, Series B, 6.2%, 3/1/2016	1,155,000	1,176,922
Massachusetts, State College Building Authority Revenue:
Series B, 5.0%, 5/1/2037	4,500,000	5,016,960
Series B, 5.0%, 5/1/2043	4,125,000	4,564,808
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series B, 5.0%, 1/1/2032	28,800,000	32,266,656
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056*	314,524	1,846
Series A-2, 5.5%, 11/15/2046	63,235	54,226
Series A-1, 6.25%, 11/15/2031	1,182,967	1,144,272
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series L, 5.0%, 7/1/2036	13,680,000	15,612,984
Massachusetts, State General Obligation, Series A, 5.0%, 7/1/2036	22,630,000	26,332,947
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/2022	9,000,000	11,194,380
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	14,285,000	15,988,343
Massachusetts, State Port Authority Special Facilities Revenue, Delta Air Lines, Inc. Project, Series A, AMT, 5.5%, 1/1/2016, INS: AMBAC	3,000,000	3,007,590
Massachusetts, State School Building Authority, Sales Tax Revenue, Series B, 5.25%, 10/15/2035	12,000,000	13,982,880
Massachusetts, State Water Resource Authority:
Series B, 5.0%, 8/1/2041	5,500,000	6,253,720
Series J, 5.5%, 8/1/2021, INS: AGMC	5,685,000	6,916,655
Massachusetts, Water & Sewer Revenue, Water Authority, Series J, 5.5%, 8/1/2020, INS: AGMC	14,315,000	17,125,321
Massachusetts, Water & Sewer Revenue, Water Resource Authority, Series A, ETM, 6.5%, 7/15/2019 (b)	7,910,000	8,761,037
		169,401,547
Michigan 1.7%
Michigan, State Building Authority Revenue, Facilities Program:
Series I, 5.0%, 4/15/2038	14,675,000	16,430,864
Series H, 5.125%, 10/15/2033	9,755,000	10,853,413
Series I, 6.0%, 10/15/2038	9,000,000	10,194,480
Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.0%, 12/1/2035	4,335,000	4,799,582
Michigan, State Grant Anticipation Bonds, 5.25%, 9/15/2023, INS: AGMC	7,500,000	8,170,050
Michigan, State Hospital Finance Authority Revenue, MidMichigan Health Obligation Group, Series A, Prerefunded, 6.125%, 6/1/2039	4,000,000	4,739,320
Michigan, State Hospital Finance Authority Revenue, Trinity Health:
Series A-1, 6.5%, 12/1/2033	2,095,000	2,401,603
Series A-1, Prerefunded, 6.5%, 12/1/2033	7,905,000	9,303,711
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, Prerefunded, 8.25%, 9/1/2039	7,200,000	8,759,952
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport, Series A, 5.0%, 12/1/2037	9,255,000	10,037,973
		85,690,948
Minnesota 0.4%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, Prerefunded, 6.75%, 11/15/2032	6,440,000	7,534,478
University of Minnesota, Higher Education Revenue:
Series A, ETM, 5.75%, 7/1/2017	3,240,000	3,545,305
Series A, ETM, 5.75%, 7/1/2018 (b)	6,760,000	7,686,323
		18,766,106
Mississippi 0.6%
Mississippi, Development Bank Special Obligation, Department of Corrections, Series C, 5.25%, 8/1/2027	13,890,000	15,819,599
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.5%, 9/1/2031	5,000,000	5,199,400
Series A, 6.5%, 9/1/2032	7,420,000	8,409,605
		29,428,604
Missouri 0.6%
Cape Girardeau County, MO, Industrial Development Authority, Health Care Facilities Revenue, St. Francis Medical Center, Series A, 5.75%, 6/1/2039	2,150,000	2,408,366
Cape Girardeau County, MO, Industrial Development Authority, St. Francis Medical Center, Series A, 5.0%, 6/1/2033	11,075,000	12,013,495
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services, Series C, 5.0%, 2/1/2042	8,240,000	8,331,134
St. Louis, MO, Industrial Development Authority Revenue, Convention Center Hotel, Zero Coupon, 7/15/2016, INS: AMBAC	6,895,000	6,776,337
		29,529,332
Nebraska 0.1%
Omaha, NE, Public Power District Electric Revenue:
Series A, Prerefunded, 5.5%, 2/1/2033	1,000,000	1,112,930
Series A, Prerefunded, 5.5%, 2/1/2035	1,000,000	1,112,930
Series A, Prerefunded, 5.5%, 2/1/2039	1,000,000	1,112,930
		3,338,790
Nevada 0.1%
Clark County, NV, Airport Revenue, Series B, 5.125%, 7/1/2036	5,000,000	5,581,450
New Hampshire 0.2%
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, 6.5%, 1/1/2031	10,000,000	11,603,000
New Jersey 2.0%
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue:
Series A, 5.0%, 7/1/2022, INS: NATL	7,140,000	7,242,673
Series A, 5.0%, 7/1/2023, INS: NATL	8,845,000	8,972,191
New Jersey, Garden State Preservation Trust, Open Space & Farm Land, Series 2005-A, Prerefunded, 5.8%, 11/1/2023, INS: AGMC	5,000,000	5,047,550
New Jersey, State Economic Development Authority Revenue, 5.0%, 6/15/2028	1,050,000	1,110,134
New Jersey, State Economic Development Authority Revenue, Private Activity, The Goethals Bridge Replacement Project, AMT, 5.0%, 1/1/2031, INS: AGMC	4,000,000	4,418,080
New Jersey, State Transportation Trust Fund Authority, Series A, 5.75%, 6/15/2020, INS: AMBAC	11,000,000	12,066,120
New Jersey, State Transportation Trust Fund Authority Program, Series AA, 5.25%, 6/15/2033	5,000,000	5,160,800
New Jersey, State Transportation Trust Fund Authority, Transportation Program:
Series AA, 5.0%, 6/15/2032	12,925,000	13,169,799
Series AA, 5.5%, 6/15/2039	5,770,000	6,060,058
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 6.0%, 6/15/2035	6,000,000	6,624,000
Series A, 6.0%, 12/15/2038	11,075,000	12,085,815
Series A, Prerefunded, 6.0%, 12/15/2038	5,925,000	6,892,493
New Jersey, State Turnpike Authority Revenue:
Series A, 5.0%, 1/1/2035	6,025,000	6,660,216
Series E, 5.25%, 1/1/2040	5,250,000	5,772,428
Series C, 6.5%, 1/1/2016, INS: AMBAC	785,000	801,210
Series C, ETM, 6.5%, 1/1/2016, INS: AMBAC	425,000	434,040
Series C-2005, ETM, 6.5%, 1/1/2016, INS: AMBAC	425,000	434,040
		102,951,647
New York 8.9%
New York, Higher Education Revenue, Dormitory Authority, Series B, 5.25%, 5/15/2019, INS: FGIC	3,195,000	3,500,059
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2027, INS: AGMC	16,500,000	19,279,590
Series D, 5.0%, 11/15/2038	13,635,000	15,185,027
Series B, 5.25%, 11/15/2044	25,000,000	28,340,250
New York, Sales Tax Asset Receivable Corp., Series A, 5.0%, 10/15/2031	500,000	590,645
New York, School District General Obligation, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	1,500,000	1,681,875
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	2,000,000	2,300,780
New York, State Agency General Obligation Lease, Urban Development Corp., 5.7%, 4/1/2020	3,600,000	3,993,372
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.0%, 2/15/2035	9,305,000	10,583,135
Series B, 5.0%, 2/15/2035	30,000,000	34,415,100
Series F, 5.0%, 2/15/2035	5,000,000	5,633,300
Series A, 5.0%, 3/15/2038 (b)	8,750,000	9,731,225
Series C, 5.0%, 3/15/2041	10,000,000	11,307,600
Series C, 5.0%, 3/15/2042	14,750,000	16,561,595
Series E, 5.0%, 2/15/2044	10,000,000	11,262,900
New York, State Housing Finance Agency Revenue, Series A, 0.01% **, 11/1/2047, LOC: Wells Fargo Bank NA	10,000,000	10,000,000
New York, State Housing Finance Agency Revenue, 625 West 57th Street:
Series 2015-A-1, 0.01% **, 5/1/2049, LOC: Bank of New York Mellon	12,000,000	12,000,000
Series 2015-A-2, 0.01% **, 5/1/2049, LOC: Bank of New York Mellon	11,500,000	11,500,000
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	45,000,000	51,426,450
New York, State Thruway Authority, Second Generation Highway & Bridge Trust Funding Authority:
Series A, 5.0%, 4/1/2031	5,250,000	5,968,620
Series A, 5.0%, 4/1/2032	4,000,000	4,537,200
New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series TE, 5.0%, 12/15/2034	3,200,000	3,694,400
Series TE, 5.0%, 12/15/2035	4,000,000	4,605,240
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue:
Series DD, 5.0%, 6/15/2035	12,000,000	13,731,600
Series FF-2, 5.0%, 6/15/2040	2,270,000	2,539,676
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second General Resolution, Series EE, 5.375%, 6/15/2043	11,250,000	13,126,725
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series DD, 5.0%, 6/15/2036	6,000,000	6,898,260
Series FF, 5.0%, 6/15/2039	22,500,000	25,787,925
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series B-1, 5.0%, 8/1/2035	9,295,000	10,657,554
Series D-1, 5.0%, 2/1/2038	17,655,000	19,948,385
Series A-1, 5.0%, 11/1/2038	11,560,000	13,040,142
Series D-1, 5.0%, 11/1/2038	10,000,000	11,204,600
Series I, 5.0%, 5/1/2042	8,000,000	8,928,560
New York, NY, General Obligation:
Series D-1, 5.0%, 10/1/2033	25,000,000	28,714,750
Series D-1, 5.0%, 10/1/2034	5,000,000	5,726,750
Series I-1, 5.375%, 4/1/2036	7,000,000	7,915,390
Port Authority of New York & New Jersey, One Hundred Eighty-Fourth:
5.0%, 9/1/2036	1,795,000	2,065,632
5.0%, 9/1/2039	4,490,000	5,113,930
Saratoga County, NY, Capital Resource Corp. Revenue, Saratoga Hospital Project, 0.02% **, 12/1/2040, LOC: HSBC Bank U.S.A. NA	1,625,000	1,625,000
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	2,000,000	2,236,840
		457,360,082
North Carolina 1.8%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,500,000	1,720,935
Charlotte-Mecklenberg, NC, Hospital Authority, Health Care System Revenue, Series A, 5.0%, 1/15/2039	28,015,000	30,876,732
North Carolina, Electric Revenue, Eastern Municipal Power Agency:
ETM, 6.0%, 1/1/2018, INS: AMBAC	8,775,000	9,833,090
Series B, ETM, 6.0%, 1/1/2022, INS: NATL	18,775,000	22,949,621
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health System, Series D, Prerefunded, 6.25%, 12/1/2033	17,000,000	19,860,420
North Carolina, Municipal Power Agency, No. 1 Catawba Electric Revenue, Series A, 5.0%, 1/1/2030	5,410,000	5,978,645
		91,219,443
North Dakota 0.2%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	9,260,000	11,226,824
Ohio 2.2%
Avon, OH, School District General Obligation, 6.5%, 12/1/2015, INS: AMBAC	340,000	345,148
Beavercreek, OH, School District General Obligation, Local School District, 6.6%, 12/1/2015, INS: NATL	455,000	461,370
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2030	1,000,000	1,088,650
Cleveland, OH, Sales & Special Tax Revenue, Urban Renewal Tax Increment, Rock & Roll Hall of Fame and Museum Project, 6.75%, 3/15/2018	485,000	485,757
Cuyahoga County, OH, County General Obligation, 5.65%, 5/15/2018	315,000	338,562
Finneytown, OH, Other General Obligation, Local School District, 6.2%, 12/1/2017, INS: NATL	205,000	218,075
Hancock County, OH, Hospital Revenue, Blanchard Valley Regional Health Center, 6.5%, 12/1/2030	14,425,000	17,185,801
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, 6.5%, 11/15/2037	6,000,000	7,406,340
Ohio, Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center of Akron, 5.0%, 11/15/2038	15,645,000	16,871,724
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	13,090,000	14,382,114
Ohio, Higher Education Revenue, Case Western Reserve University, Series B, 6.5%, 10/1/2020	2,250,000	2,509,942
Ohio, School District General Obligation, 6.0%, 12/1/2019, INS: AMBAC	360,000	394,963
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project:
Series 2010, 5.25%, 11/15/2035, INS: AGMC	7,500,000	8,328,975
Series 2010, 5.5%, 11/15/2030, INS: AGMC	4,000,000	4,535,160
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health System, Series B, 5.5%, 1/1/2039	13,600,000	15,366,776
Ohio, State Turnpike Commission, Infrastructure Projects:
Series A-1, 5.25%, 2/15/2030	4,620,000	5,329,771
Series A-1, 5.25%, 2/15/2031	9,375,000	10,774,687
Series A-1, 5.25%, 2/15/2032	7,500,000	8,592,825
Wayne, OH, School District General Obligation, 6.6%, 12/1/2016, INS: AMBAC	100,000	104,303
		114,720,943
Oklahoma 0.6%
Oklahoma, State Municipal Power Authority, Supply System Revenue, Series A, Prerefunded, 6.0%, 1/1/2038	8,625,000	9,647,925
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023, INS: NATL, LOC: State Street Bank & Trust Co.	19,510,000	21,508,800
		31,156,725
Pennsylvania 2.7%
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	11,800,000	13,222,962
Exter Township, PA, School District General Obligation, Zero Coupon, 5/15/2017, INS: NATL	3,700,000	3,635,509
Pennsylvania, Central Bradford Progress Authority Revenue, Guthrie Healthcare System, 5.375%, 12/1/2041	12,550,000	14,190,787
Pennsylvania, Commonwealth Financing Authority Revenue:
Series A, 5.0%, 6/1/2033	5,000,000	5,506,200
Series A, 5.0%, 6/1/2034	6,000,000	6,591,960
Series B, 5.0%, 6/1/2036	5,475,000	5,957,785
Series B, 5.0%, 6/1/2042	5,975,000	6,460,827
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority, Series A, ETM, 6.0%, 9/1/2019, INS: FGIC	2,200,000	2,514,072
Pennsylvania, State Turnpike Commission Revenue:
Series A-1, 5.0%, 12/1/2040	15,000,000	16,647,900
Series C, 5.0%, 12/1/2044	4,840,000	5,328,792
Series B, 5.75%, 6/1/2039	32,000,000	35,880,320
Pennsylvania, State Turnpike Commission Revenue, Motor License Fund, Series A, 6.0%, 12/1/2036	3,000,000	3,522,450
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,080,000	7,832,108
Philadelphia, PA, Water & Wastewater Revenue:
Series A, 5.25%, 1/1/2032	3,000,000	3,299,550
Series A, 5.25%, 1/1/2036	2,500,000	2,748,775
Westmoreland County, PA, Project Revenue, Zero Coupon, 8/15/2017, INS: NATL	6,230,000	6,081,228
		139,421,225
Puerto Rico 0.2%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series C, 5.25%, 8/1/2041	6,705,000	2,561,176
Series A, 5.5%, 8/1/2042	4,475,000	1,726,052
Series A, 6.0%, 8/1/2042	13,650,000	5,332,372
Series A, 6.375%, 8/1/2039	4,420,000	1,748,729
		11,368,329
Rhode Island 0.5%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, Brown University, Series A, 5.0%, 9/1/2039	13,000,000	14,568,320
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, 6.25%, 9/15/2034	10,000,000	11,350,900
		25,919,220
South Carolina 1.9%
Charleston County, SC, Airport District System Revenue, Series A, AMT, 5.75%, 7/1/2030	5,880,000	6,844,908
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, 5.375%, 10/1/2039	7,500,000	8,255,325
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, 5.75%, 8/1/2039	1,910,000	2,064,137
South Carolina, Piedmont Municipal Power Agency, Electric Revenue:
Series A, ETM, 6.5%, 1/1/2016, INS: FGIC	430,000	439,133
6.75%, 1/1/2019, INS: NATL	2,065,000	2,419,272
ETM, 6.75%, 1/1/2019, INS: FGIC	1,460,000	1,730,553
South Carolina, State Ports Authority Revenue, 5.25%, 7/1/2040	10,195,000	11,340,816
South Carolina, State Public Service Authority Revenue:
Series C, 5.0%, 12/1/2039	6,875,000	7,597,700
Series A, 5.375%, 1/1/2028	85,000	94,903
Series A, Prerefunded, 5.375%, 1/1/2028	2,415,000	2,760,925
South Carolina, State Public Service Authority Revenue, Santee Cooper:
Series E, 5.0%, 1/1/2040	10,000,000	11,155,400
Series A, 5.75%, 12/1/2043	35,555,000	42,194,896
		96,897,968
South Dakota 0.5%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health, 5.0%, 7/1/2044	20,475,000	22,455,956
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.5%, 11/1/2040	3,000,000	3,333,810
		25,789,766
Tennessee 0.7%
Jackson, TN, Hospital Revenue, Jackson-Madison Project:
5.5%, 4/1/2033	810,000	877,813
Prerefunded, 5.5%, 4/1/2033	2,190,000	2,449,953
5.625%, 4/1/2038	1,230,000	1,333,271
Prerefunded, 5.625%, 4/1/2038	3,320,000	3,724,675
5.75%, 4/1/2041	2,345,000	2,546,740
Prerefunded, 5.75%, 4/1/2041	6,330,000	7,121,757
Sullivan County, TN, Health, Educational & Housing Facilities Board, Hospital Revenue, Wellmont Health Systems Project, Series C, 5.25%, 9/1/2036	10,000,000	10,338,400
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series A, 5.25%, 9/1/2019, GTY: The Goldman Sachs Group, Inc.	7,000,000	7,850,290
Series A, 5.25%, 9/1/2021, GTY: The Goldman Sachs Group, Inc.	2,000,000	2,274,820
		38,517,719
Texas 11.3%
Dallas, TX, Waterworks & Sewer System Revenue:
5.0%, 10/1/2037	2,415,000	2,659,688
Prerefunded, 5.0%, 10/1/2037	2,185,000	2,456,071
Harris County, TX, County General Obligation, Zero Coupon, 10/1/2017, INS: NATL	3,910,000	3,840,324
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series B, Prerefunded, 7.25%, 12/1/2035	5,000,000	6,002,600
Harris County, TX, Port Houston Authority, Series D-1, 5.0%, 10/1/2035	18,290,000	21,166,285
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2027, INS: NATL	21,030,000	22,471,817
Series B, 5.0%, 7/1/2032	3,510,000	3,913,123
Series A, 5.5%, 7/1/2039	10,000,000	11,077,500
Houston, TX, Higher Education Finance Corp. Revenue, Rice University Project, Series A, 5.0%, 5/15/2040	11,185,000	12,641,287
Houston, TX, Utility Systems Revenue, First Lien:
Series D, 5.0%, 11/15/2036	7,000,000	7,905,380
Series B, 5.0%, 11/15/2038	3,370,000	3,820,165
North Texas, Tollway Authority Revenue:
Series A, 5.0%, 1/1/2034	10,715,000	11,814,252
Series C, 5.25%, 1/1/2044	20,000,000	21,774,600
First Tier, Series A, 5.625%, 1/1/2033	6,500,000	7,063,875
Second Tier, Series F, Prerefunded, 5.75%, 1/1/2033	12,210,000	13,605,725
Second Tier, Series F, Prerefunded, 5.75%, 1/1/2038	16,500,000	18,386,115
First Tier, 6.0%, 1/1/2043	30,000,000	34,756,200
North Texas, Tollway Authority Revenue, Special Project Systems:
Series D, 5.0%, 9/1/2032	8,000,000	9,192,960
Series A, 6.0%, 9/1/2041	6,675,000	8,043,442
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare:
5.0%, 8/15/2036	7,000,000	7,761,950
5.0%, 8/15/2043	9,900,000	10,840,500
5.625%, 8/15/2035	9,260,000	10,836,052
Prerefunded, 5.625%, 8/15/2035	740,000	883,419
Tarrant County, TX, Cultural Education Facilities Finance Corp., State Health Resources, 5.0%, 11/15/2040	19,325,000	21,459,253
Texas, Dallas/Fort Worth International Airport Revenue:
Series B, 5.0%, 11/1/2035	11,470,000	12,893,542
Series D, 5.0%, 11/1/2035	24,425,000	27,456,387
Series D, AMT, 5.0%, 11/1/2038	19,355,000	20,631,075
Series A, 5.25%, 11/1/2038	20,000,000	22,661,200
Texas, Electric Revenue:
Zero Coupon, 9/1/2017, INS: NATL	5,875,000	5,762,141
ETM, Zero Coupon, 9/1/2017, INS: NATL	125,000	123,194
Texas, Electric Revenue, Municipal Power Agency, Zero Coupon, 9/1/2016, INS: NATL	8,295,000	8,259,331
Texas, Grand Parkway Transportation Corp., System Toll Revenue, Series B, 5.25%, 10/1/2051	20,000,000	22,330,200
Texas, Grapevine-Colleyville Independent School District Building:
5.0%, 8/15/2034	6,080,000	6,889,552
5.0%, 8/15/2035	6,130,000	6,928,862
5.0%, 8/15/2036	3,350,000	3,780,073
Texas, Lower Colorado River Authority Revenue, Series A, Prerefunded, 5.0%, 5/15/2036	25,000	29,972
Texas, Lower Colorado River Authority, Transmission Contract Revenue, LCRA Transmission Services, 5.0%, 5/15/2040	20,000,000	21,845,200
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 0.892% ***, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	19,800,000	17,622,000
Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	20,000,000	23,953,600
Texas, Municipal Power Agency, ETM, Zero Coupon, 9/1/2016, INS: NATL	380,000	378,807
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021, GTY: The Goldman Sachs Group, Inc.	5,575,000	6,406,734
5.5%, 8/1/2025, GTY: The Goldman Sachs Group, Inc.	2,750,000	3,250,390
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, 5.0%, 10/1/2035	2,400,000	2,714,976
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue:
5.0%, 12/15/2030	2,250,000	2,432,272
5.0%, 12/15/2031	4,500,000	4,849,650
5.0%, 12/15/2032	21,215,000	22,793,396
Texas, State Technical University Revenue, Series A, 5.0%, 8/15/2037	5,400,000	6,080,238
Texas, State Transportation Commission, Series A, 5.0%, 10/1/2039	10,000,000	11,476,800
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	14,410,000	15,838,319
Texas, State Transportation Commission-Highway Improvement, 5.0%, 4/1/2044	28,000,000	31,733,520
		583,494,014
Utah 0.0%
Provo, UT, Electric Revenue, Series A, ETM, 10.375%, 9/15/2015, INS: AMBAC	215,000	215,851
Virginia 0.3%
Roanoke, VA, Hospital & Healthcare Revenue, Industrial Development Authority, Roanoke Memorial Hospital, Series B, ETM, 6.125%, 7/1/2017, INS: NATL	2,915,000	3,107,594
Virginia Beach, VA, Hospital & Healthcare Revenue, Development Authority Hospital Facility First Mortgage, 5.125%, 2/15/2018, INS: AMBAC	1,890,000	1,982,308
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	7,760,000	8,903,203
		13,993,105
Washington 3.6%
Clark County, WA, School District General Obligation, Zero Coupon, 12/1/2017, INS: NATL	6,725,000	6,590,702
Port of Seattle, WA, Airport Revenue:
Series A, 5.0%, 8/1/2031	2,000,000	2,287,320
Series A, 5.0%, 8/1/2032	2,500,000	2,854,925
Tacoma, WA, Electric System Revenue, Series A, 5.0%, 1/1/2038	8,280,000	9,238,244
Washington, Central Puget Sound Regional Transit Authority, Green Bond, Series S-1, 5.0%, 11/1/2035 (a)	10,000,000	11,664,600
Washington, Energy Northwest Electric Revenue, Columbia Generating Systems, Series A, 5.0%, 7/1/2032	16,980,000	19,979,347
Washington, State General Obligation:
Series 5, Zero Coupon, 1/1/2017, INS: NATL	4,535,000	4,492,643
Series R-2015D, 5.0%, 7/1/2032	10,000,000	11,643,800
Series B, 5.0%, 2/1/2033	5,000,000	5,709,450
Series 2011A, 5.0%, 8/1/2033	20,000,000	22,987,200
Series A, 5.0%, 8/1/2035	12,190,000	13,830,408
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028, INS: AGC	5,240,000	5,491,782
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	7,035,000	7,598,644
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, 5.0%, 2/1/2041	18,840,000	20,237,363
Washington, State Health Care Facilities Authority, Swedish Health Services, Series A, Prerefunded, 6.75%, 11/15/2041	12,175,000	15,538,709
Washington, State Motor Vehicle Tax-Senior 520, Corridor Toll Program:
Series C, 5.0%, 6/1/2032	7,725,000	8,843,426
Series C, 5.0%, 6/1/2033	6,000,000	6,846,120
Series C, 5.0%, 6/1/2041	11,000,000	12,214,840
		188,049,523
West Virginia 0.0%
Cabell County, WV, University Facilities, Provident Group Marshall Properties, Series A, 0.05% **, 7/1/2039, LOC: Bank of America NA	995,000	995,000
Wisconsin 1.1%
Milwaukee County, WI, Airport Revenue, Series A, 5.0%, 12/1/2034	7,000,000	7,749,770
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
Series B, ETM, 6.25%, 1/1/2022, INS: AMBAC	2,670,000	3,094,877
Series C, ETM, 6.25%, 1/1/2022, INS: AMBAC	4,665,000	5,407,341
Wisconsin, State Health & Educational Facilities Authority Revenue, Agnesian Healthcare, Inc., Series B, 5.0%, 7/1/2036	8,500,000	9,217,995
Wisconsin, State Health & Educational Facilities Authority Revenue, Ministry Health Care, Inc., Series C, 5.0%, 8/15/2032	6,940,000	7,631,571
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, Prerefunded, 6.625%, 2/15/2039	7,335,000	8,706,792
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	13,235,000	14,607,073
		56,415,419
Total Municipal Bonds and Notes (Cost $4,492,945,238)		4,928,750,665
Underlying Municipal Bonds of Inverse Floaters (c) 10.2%
California 2.3%
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2023 (d)	5,236,056	5,831,646
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2024 (d)	3,742,268	4,167,943
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2025 (d)	3,118,557	3,473,286
Trust: California, State Department of Water Resources Revenue, Series 2705, 144A, 13.038%, 12/1/2023, Leverage Factor at purchase date: 3 to 1
California, University of California Revenues, Series O, 5.25%, 5/15/2039 (d)	13,082,650	14,724,915
California, University of California Revenues, Series O, Prerefunded, 5.25%, 5/15/2039 (d)	2,537,350	2,855,864
Trust: California, University of California Revenues, Series 3368-2, 144A, 19.26%, 11/15/2016, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Waste Water System Revenue, Series A, 5.375%, 6/1/2039 (d)	30,000,000	34,091,700
Trust: Los Angeles, CA, Series 3371-2, 144A, 19.76%, 12/1/2016, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Community College District, Election of 2008, Series A, Prerefunded, 6.0%, 8/1/2033 (d)	30,000,000	35,748,900
Trust: Los Angeles, CA, Community College District, Series R-11728, 144A, 27.88%, 8/1/2033, Leverage Factor at purchase date: 5 to 1
San Francisco, CA, Bay Area Rapid Transportation District, Election of 2004, Series B, 5.0%, 8/1/2032 (d)	14,997,001	16,170,951
Trust: San Francisco, CA, Bay Area Rapid Transportation District, Series 3161, 144A, 13.817%, 2/1/2017, Leverage Factor at purchase date: 3 to 1
		117,065,205
District of Columbia 0.5%
District of Columbia, Income Tax Revenue, Series A, 5.5%, 12/1/2030 (d)	22,000,000	25,627,580
Trust: District of Columbia, Series 3369, 144A, 20.26%, 6/1/2017, Leverage Factor at purchase date: 4 to 1
Florida 1.3%
Florida, State Turnpike Authority Revenue, Department of Transportation, Series A, 5.0%, 7/1/2021 (d)	30,130,000	32,776,607
Trust: Florida, State Turnpike Authority Revenue, Series 2514, 144A, 44.408%, 7/1/2016, Leverage Factor at purchase date: 10 to 1
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2023, INS: AGMC (d)	3,740,000	4,116,859
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2024, INS: AGMC (d)	3,915,000	4,309,493
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2025, INS: AGMC (d)	4,122,500	4,537,902
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2026, INS: AGMC (d)	4,317,500	4,752,551
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2032, INS: AGMC (d)	16,470,000	18,129,592
Trust: Miami-Dade County, FL, Series 2008-1160, 144A, 9.401%, 1/1/2016, Leverage Factor at purchase date: 2 to 1
		68,623,004
Louisiana 0.2%
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2033 (d)	3,023,487	3,433,483
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2034 (d)	3,300,848	3,748,456
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2035 (d)	3,663,166	4,159,906
Trust: Louisiana, State Gas & Fuels Tax Revenue, Series 3806, 144A, 9.438%, 5/1/2018, Leverage Factor at purchase date: 2 to 1
		11,341,845
Massachusetts 1.6%
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-2, 5.25%, 2/1/2034 (d)	20,000,000	23,396,200
Trust: Massachusetts, State Development Finance Agency Revenue, Harvard University, Series 4691, 144A, 10.14%, 1/17/2019, Leverage Factor at purchase date: 2 to 1
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2027 (d)	7,825,000	8,677,994
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2033 (d)	3,000,000	3,327,027
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2038 (d)	2,750,000	3,049,775
Trust: Massachusetts, State General Obligation, Series 2008-1203, 144A, 15.188%, 8/1/2038, Leverage Factor at purchase date: 3 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2026, INS: AGMC (d)	20,000,000	21,640,200
Trust: Massachusetts, State General Obligation, Series 2022-1, 144A, 44.24%, 2/1/2017, Leverage Factor at purchase date: 10 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2027, INS: AGMC (d)	20,000,000	21,640,200
Trust: Massachusetts, State General Obligation, Series 2022-2, 144A, 44.24%, 2/1/2017, Leverage Factor at purchase date: 10 to 1
		81,731,396
Nevada 0.4%
Clark County, NV, General Obligation, 5.0%, 6/1/2028 (d)	6,252,645	6,833,191
Clark County, NV, General Obligation, 5.0%, 6/1/2029 (d)	6,565,277	7,174,851
Clark County, NV, General Obligation, 5.0%, 6/1/2030 (d)	6,372,122	6,963,762
Trust: Clark County, NV, General Obligation, Series 3158, 144A, 13.813%, 6/1/2016, Leverage Factor at purchase date: 3 to 1
		20,971,804
New York 1.0%
New York, State Dormitory Authority Revenues, Columbia University, 5.0%, 7/1/2038 (d)	27,925,000	30,621,978
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series R-11722-1, 144A, 18.40%, 7/1/2016, Leverage Factor at purchase date: 4 to 1
New York, NY, General Obligation, Series C-1, 5.0%, 10/1/2024, INS: AGMC (d)	19,425,000	21,159,012
Trust: New York, NY, Series 2008-1131, 144A, 9.372%, 10/1/2024, Leverage Factor at purchase date: 2 to 1
		51,780,990
North Carolina 0.4%
North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series B, 5.0%, 10/1/2038 (d)	20,000,000	22,266,400
Trust: North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series 3333, 144A, 18.23%, 10/1/2016, Leverage Factor at purchase date: 4 to 1
Ohio 0.7%
Columbus, OH, General Obligation, Series A, Prerefunded, 5.0%, 9/1/2021 (d)	8,725,000	9,482,851
Columbus, OH, General Obligation, Series A, Prerefunded, 5.0%, 9/1/2022 (d)	8,725,000	9,482,852
Trust: Columbus, OH, General Obligation, Series 2365, 144A, 18.25%, 3/1/2017, Leverage Factor at purchase date: 4 to 1
Ohio, State Higher Educational Facilities Community Revenue, Cleveland Clinic Health, Series A, 5.125%, 1/1/2028 (d)	6,032,233	6,546,940
Ohio, State Higher Educational Facilities Community Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2033 (d)	10,287,087	11,164,844
Trust: Ohio, State Higher Educational Revenue, Series 3139, 144A, 14.679%, 1/1/2016, Leverage Factor at purchase date: 3 to 1
		36,677,487
Tennessee 1.4%
Nashville & Davidson County, TN, Metropolitan Government, Prerefunded, 5.0%, 1/1/2026 (d)	20,800,000	22,828,000
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-2, 144A, 18.32%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, Prerefunded, 5.0%, 1/1/2028 (d)	21,610,075	23,717,047
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-4, 144A, 18.328%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, Prerefunded, 5.0%, 1/1/2027 (d)	21,793,305	23,918,151
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-3, 144A, 18.315%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
		70,463,198
Texas 0.4%
Dallas, TX, Water Works & Sewer Systems Revenue, 5.0%, 10/1/2035 (d)	10,000,000	11,405,300
Trust: Dallas, TX, Water Works & Sewer Systems Revenue, Series 3742, 144A, 9.44%, 4/1/2018, Leverage Factor at purchase date: 2 to 1
Harris County, TX, Flood Control District, Series A, 5.0%, 10/1/2034 (d)	5,500,000	6,221,820
Trust: Texas, Puttable Floating Option Tax Exempt Receipts, Series 4692, 144A, 9.61%, 10/1/2018, Leverage Factor at purchase date: 2 to 1
		17,627,120
Total Underlying Municipal Bonds of Inverse Floaters (Cost $472,618,090)		524,176,029
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $4,965,563,328) †	105.9	5,452,926,694
Floating Rate Notes (c)	(6.5)	(334,599,092)
Other Assets and Liabilities, Net	0.6	29,675,629
Net Assets	100.0	5,148,003,231

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2015.
***	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of August 31, 2015.
†	The cost for federal income tax purposes was $4,622,273,364. At August 31, 2015, net unrealized appreciation for all securities based on tax cost was $496,054,238. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $516,724,562 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $20,670,324.
(a)	When-issued security.
(b)	At August 31, 2015, this security has been pledged, in whole or in part, as collateral for tender option bond trusts.
(c)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(d)	Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments(e)	$—	$5,452,926,694	$—	$5,452,926,694
Total	$—	$5,452,926,694	$—	$5,452,926,694

There have been no transfers between fair value measurement levels during the period ended August 31, 2015.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Managed Municipal Bond Fund, a series of Deutsche Municipal Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2015